Lease obligation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [abstract]
Schedule of Lease Obligation

Amount
$

Balance – December 31, 2017	–

Leases recognized upon transition to IFRS 16	87

Additions	1,291

Repayment of lease obligation	(74)

Accreted interest	94

Balance – December 31, 2018	1,398

Repayment of lease obligation	(239)

Accreted interest	149

Balance – December 31, 2019	1,308

Less: Current portion	100

Non-current portion	1,208